Fair Value Measurements Fair Value Measurements- Level Three Liabilities (Details) - USD ($) $ in Millions	2 Months Ended
	Jul. 01, 2016	May 12, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	$ 155	$ 967
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	16
Redemptions	(814)
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(14)
2017 Call Options [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	87	610
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	8
Redemptions	(531)
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0
2020 Call Options [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	68	$ 357
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	8
Redemptions	(283)
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	$ (14)